Organization and Summary of Significant Accounting Policies - Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash collateral	$ 6.2
Deferred finance costs		$ 1.4